Stream, Royalty and Other Interests - Carrying Amount Related to Stream, Royalty and Other Agreements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Depletion	$ 59,780	$ 35,704
Impairment	1,086	408
Carrying Amount	1,781,256	473,651
Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	873,683	720,978
Net Additions (disposals)	1,368,471	152,705
Ending Cost	2,242,154	873,683
Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	400,032	364,366
Depletion	59,780	35,258
Impairment	1,086	408
Ending	460,898	400,032
Other [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	262,390	106,356
Other [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	374,276	366,949
Net Additions (disposals)	165,026	7,327
Ending Cost	539,302	374,276
Other [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	267,920	259,801
Depletion	7,906	7,711
Impairment	1,086	408
Ending	276,912	267,920
PERU | Antamina [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	336,551
PERU | Antamina [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	342,227
Ending Cost	342,227	0
PERU | Antamina [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	5,676
Impairment	0
Ending	5,676	0
BRAZIL | Aurizona [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	7,845	8,224
BRAZIL | Aurizona [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	11,091	11,091
Net Additions (disposals)	0	0
Ending Cost	11,091	11,091
BRAZIL | Aurizona [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	2,867	2,052
Depletion	379	815
Impairment	0	0
Ending	3,246	2,867
BRAZIL | Chapada Mine [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	46,656	49,709
BRAZIL | Chapada Mine [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	69,554	69,554
Net Additions (disposals)	7	0
Ending Cost	69,561	69,554
BRAZIL | Chapada Mine [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	19,845	16,882
Depletion	3,060	2,963
Impairment	0	0
Ending	22,905	19,845
BRAZIL | Vale Royalties [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	113,806	116,343
BRAZIL | Vale Royalties [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	117,787	0
Net Additions (disposals)	0	117,787
Ending Cost	117,787	117,787
BRAZIL | Vale Royalties [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	1,444	0
Depletion	2,537	1,444
Impairment	0	0
Ending	3,981	1,444
SOUTH AFRICA | Blyvoor [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	105,545
SOUTH AFRICA | Blyvoor [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	106,332
Ending Cost	106,332	0
SOUTH AFRICA | Blyvoor [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	787
Impairment	0
Ending	787	0
SOUTH AFRICA | Platreef [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	186,640
SOUTH AFRICA | Platreef [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	186,640
Ending Cost	186,640	0
SOUTH AFRICA | Platreef [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	0
Impairment	0
Ending	0	0
COTE D'IVOIRE | Bonikro [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	34,667
COTE D'IVOIRE | Bonikro [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	37,773
Ending Cost	37,773	0
COTE D'IVOIRE | Bonikro [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	3,106
Impairment	0
Ending	3,106	0
CHILE | Caserones Segment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	81,022
CHILE | Caserones Segment [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	82,678
Ending Cost	82,678	0
CHILE | Caserones Segment [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	1,656
Impairment	0
Ending	1,656	0
CANADA | Diavik [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	4,051	6,542
CANADA | Diavik [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	53,134	53,134
Net Additions (disposals)	0	0
Ending Cost	53,134	53,134
CANADA | Diavik [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	46,592	43,220
Depletion	2,491	3,372
Impairment	0	0
Ending	49,083	46,592
CANADA | Greenstone [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	107,234
CANADA | Greenstone [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	107,234
Ending Cost	107,234	0
CANADA | Greenstone [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	0
Impairment	0
Ending	0	0
CANADA | Horne 5 Segment [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	78,934
CANADA | Horne 5 Segment [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	78,934
Ending Cost	78,934	0
CANADA | Horne 5 Segment [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	0
Impairment	0
Ending	0	0
ECUADOR | Fruta del Norte [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	27,258	29,674
ECUADOR | Fruta del Norte [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	33,268	33,267
Net Additions (disposals)	0	1
Ending Cost	33,268	33,268
ECUADOR | Fruta del Norte [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	3,594	1,290
Depletion	2,416	2,304
Impairment	0	0
Ending	6,010	3,594
BURKINA FASO | Hounde [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	29,020	31,179
BURKINA FASO | Hounde [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	45,120	45,120
Net Additions (disposals)	0	0
Ending Cost	45,120	45,120
BURKINA FASO | Hounde [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	13,941	12,331
Depletion	2,159	1,610
Impairment	0	0
Ending	16,100	13,941
TURKEY | Hod Maden [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	206,969	5,818
TURKEY | Hod Maden [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	5,818	5,818
Net Additions (disposals)	201,151	0
Ending Cost	206,969	5,818
TURKEY | Hod Maden [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Impairment	0	0
Ending	0	0
MONGOLIA | Hugo North Extension and Heruga [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	35,352	35,352
MONGOLIA | Hugo North Extension and Heruga [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	35,352	35,352
Net Additions (disposals)	0	0
Ending Cost	35,352	35,352
MONGOLIA | Hugo North Extension and Heruga [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	0	0
Impairment	0	0
Ending	0	0
MEXICO | Mercedes [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	62,665
MEXICO | Mercedes [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	0
Net Additions (disposals)	70,809
Ending Cost	70,809	0
MEXICO | Mercedes [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0
Depletion	8,144
Impairment	0
Ending	8,144	0
UNITED STATES | Relief Canyon [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	13,796	18,910
UNITED STATES | Relief Canyon [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	26,441	26,441
Net Additions (disposals)	7	0
Ending Cost	26,448	26,441
UNITED STATES | Relief Canyon [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	7,531	2,907
Depletion	5,121	4,624
Impairment	0	0
Ending	12,652	7,531
FIJI | Vatukoula [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	14,886	27,590
FIJI | Vatukoula [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	27,590	0
Net Additions (disposals)	(10,356)	27,590
Ending Cost	17,234	27,590
FIJI | Vatukoula [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	0	0
Depletion	2,348	0
Impairment	0	0
Ending	2,348	0
ARGENTINA | Yamana Silver Stream [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Carrying Amount	25,969	37,954
ARGENTINA | Yamana Silver Stream [member] | Cost [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening Cost	74,252	74,252
Net Additions (disposals)	9	0
Ending Cost	74,261	74,252
ARGENTINA | Yamana Silver Stream [member] | Accumulated Depreciation [member]
Reconciliation of changes in property, plant and equipment and exploration and evaluation assets [line items]
Opening	36,298	25,883
Depletion	11,994	10,415
Impairment	0	0
Ending	$ 48,292	$ 36,298